SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	December 31,
	2022		2021
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	41,260,439	150,000,000	41,170,168

Schedule of Changes in Share Capital
	Number of shares	NIS par value
Outstanding on January 1, 2021	35,600,088	712,002

Exercise of options and vesting of restricted share units ("RSUs")	156,120	3,122

Exercise of pre-funded warrants	883,534	17,671

Issuance of ordinary shares	4,530,426	90,609

Outstanding on December 31, 2021	41,170,168	823,404

Exercise of options and vesting of RSUs	61,764	1,235

Issuance of ordinary shares	28,507	570

Outstanding on December 31, 2022	41,260,439	825,209

Schedule of Composition Non-Controlling Interests
	December 31,
	2022	2021

Balance on January 1,	$9,767	$10,837

Forfeiture of non-controlling interests regarding share-based compensation	(272)	(536)

Share-based compensation	569	1,717

Exercise of subsidiary options	-	378

Benefit to non-controlling interests regarding Share-based compensation	2	23

Loss attributed to non-controlling interests	(3,206)	(2,652)

Balance on December 31,	$6,860	$9,767